Income from Discontinued Operations, Net - Net income from discontinued operations (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jan. 31, 2024 MXN ($)	Jan. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Income from Discontinued Operations, Net
Revenues			$ 62,260,864	$ 66,222,836	$ 68,615,768
Income before other expense			1,736,039	2,771,596	4,760,916
Other (expense) income, net			(4,554,900)	(913,801)	(1,023,169)
Operating (loss) income			(2,818,861)	1,857,795	3,737,747
Loss before income taxes			(7,696,609)	(7,074,734)	(12,896,872)
Discontinued operations
Income from Discontinued Operations, Net
Revenues			439,479	6,183,398	7,984,625
Cost of revenues and operating expenses			375,677	5,397,390	7,112,467
Income before other expense			63,802	786,008	872,158
Other (expense) income, net			(2,268)	20,460	170,903
Operating (loss) income			61,534	806,468	1,043,061
Finance income (expense), net			9,110	139,259	(88,219)
Loss before income taxes			70,644	945,727	954,842
Income taxes			(13,828)	(317,611)	(192,565)
Income from discontinued operations, net			56,816	628,116	762,277
Gain on disposition of discontinued operations, net			$ 56,816	$ 628,116	56,065,530
Discontinued operations in connection with the TelevisaUnivision Transaction
Income from Discontinued Operations, Net
Value of transaction					93,066,741
Cash consideration received		$ 67,985,597
Gain on disposition of discontinued operations, net					56,065,530		$ (1,943,647)
Discontinued operations in connection with the TelevisaUnivision Transaction | TelevisaUnivision
Income from Discontinued Operations, Net
Cash consideration received					61,214,741	$ 2,971.3
Consideration in common and preferred stock					30,912,000	$ 1,500.0
Discontinued operations in connection with the TelevisaUnivision Transaction | Tritn Comunicaciones, S.A. de C.V
Income from Discontinued Operations, Net
Cash consideration received					$ 940,000
Spun-off Businesses
Income from Discontinued Operations, Net
Decrease in net assets	$ 7,304,698